Summary Prospectus Supplement	February 1, 2016

Putnam VT Diversified Income Fund
Summary Prospectus dated April 30, 2015

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now D. William Kohli, Michael Atkin, Michael Salm and Paul Scanlon.

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